Nationwide Nasdaq-100® Risk-Managed Income ETF
Schedule of Investments
May 31, 2023 (Unaudited)
Shares		Security Description		Value
		COMMON STOCKS - 102.6%
		Communication Services - 17.6%
24,918		Activision Blizzard, Inc.		$1,998,424
148,612		Alphabet, Inc. - Class A (a)		18,259,956
146,098		Alphabet, Inc. - Class C (a)		18,024,110
4,887		Charter Communications, Inc. - Class A (a)		1,593,895
133,607		Comcast Corporation - Class A		5,257,436
8,736		Electronic Arts, Inc.		1,118,208
70,700		Meta Platforms, Inc. - Class A (a)		18,715,704
14,178		Netflix, Inc. (a)		5,603,571
123,565		Sirius XM Holdings, Inc.		439,891
38,754		T-Mobile US, Inc. (a)		5,318,987
77,194		Warner Bros. Discovery, Inc. (a)		870,748
				77,200,930
		Consumer Discretionary - 14.9%
13,004		Airbnb, Inc. - Class A (a)		1,427,449
250,830		Amazon.com, Inc. (a)		30,245,082
1,244		Booking Holdings, Inc. (a)		3,120,910
17,062		eBay, Inc.		725,817
14,654		JD.com, Inc. - ADR		477,720
58,156		Lucid Group, Inc. (a)		451,291
3,908		Lululemon Athletica, Inc. (a)		1,297,182
9,796		Marriott International, Inc. - Class A		1,643,671
1,642		MercadoLibre, Inc. (a)		2,034,439
2,004		O'Reilly Automotive, Inc. (a)		1,810,233
18,934		PDD Holdings, Inc. - ADR (a)		1,236,769
29,196		Rivian Automotive, Inc. - Class A (a)		430,057
10,958		Ross Stores, Inc.		1,135,468
36,508		Starbucks Corporation		3,564,641
77,467		Tesla, Inc. (a)		15,797,845
				65,398,574
		Consumer Staples - 5.7%
14,124		Costco Wholesale Corporation		7,225,273
7,048		Dollar Tree, Inc. (a)		950,634
44,685		Keurig Dr Pepper, Inc.		1,390,597
38,907		Kraft Heinz Company		1,487,026
43,327		Mondelez International, Inc. - Class A		3,180,635
33,172		Monster Beverage Corporation (a)		1,944,543
43,774		PepsiCo, Inc.		7,982,189
27,423		Walgreens Boots Alliance, Inc.		832,837
				24,993,734
		Energy - 0.4%
32,119		Baker Hughes Company		875,243
5,860		Diamondback Energy, Inc.		745,099
				1,620,342
		Financials - 1.0%
19,960		Fiserv, Inc. (a)		2,239,313
35,952		PayPal Holdings, Inc. (a)		2,228,664
				4,467,977
		Health Care - 5.7%
2,452		Align Technology, Inc. (a)		693,082
16,987		Amgen, Inc.		3,748,181
19,162		AstraZeneca plc - ADR		1,400,359
4,618		Biogen, Inc. (a)		1,368,821
12,283		DexCom, Inc. (a)		1,440,305
39,641		Gilead Sciences, Inc.		3,049,978
2,652		IDEXX Laboratories, Inc. (a)		1,232,570
5,050		Illumina, Inc. (a)		993,083
11,147		Intuitive Surgical, Inc. (a)		3,431,492
12,281		Moderna, Inc. (a)		1,568,407
3,428		Regeneron Pharmaceuticals, Inc. (a)		2,521,500
5,955		Seagen, Inc. (a)		1,165,394
8,175		Vertex Pharmaceuticals, Inc. (a)		2,645,185
				25,258,357
		Industrials - 4.1%
13,178		Automatic Data Processing, Inc.		2,754,070
3,270		Cintas Corporation		1,543,898
15,163		Copart, Inc. (a)		1,328,127
12,955		CoStar Group, Inc. (a)		1,028,627
65,519		CSX Corporation		2,009,468
18,153		Fastenal Company		977,539
21,235		Honeywell International, Inc.		4,068,627
3,518		Old Dominion Freight Line, Inc.		1,092,128
16,630		PACCAR, Inc.		1,143,811
11,460		Paychex, Inc.		1,202,498
4,931		Verisk Analytics, Inc.		1,080,431
				18,229,224
		Information Technology - 52.1% (b)
14,571		Adobe, Inc. (a)		6,087,618
51,184		Advanced Micro Devices, Inc. (a)		6,050,460
16,085		Analog Devices, Inc.		2,858,144
2,803		ANSYS, Inc. (a)		907,023
311,512		Apple, Inc.		55,215,502
26,858		Applied Materials, Inc.		3,580,171
2,830		ASML Holding NV - NY		2,045,892
4,795		Atlassian Corporation - Class A (a)		866,888
6,883		Autodesk, Inc. (a)		1,372,401
13,268		Broadcom, Inc.		10,720,012
8,690		Cadence Design Systems, Inc. (a)		2,006,608
130,067		Cisco Systems, Inc.		6,460,428
16,209		Cognizant Technology Solutions Corporation - Class A		1,012,900
6,944		Crowdstrike Holdings, Inc. - Class A (a)		1,111,943
9,345		Datadog, Inc. - Class A (a)		886,934
4,361		Enphase Energy, Inc. (a)		758,291
24,911		Fortinet, Inc. (a)		1,702,169
17,332		GlobalFoundries, Inc. (a)		1,010,976
131,383		Intel Corporation		4,130,682
8,921		Intuit, Inc.		3,738,970
4,432		KLA Corporation		1,963,332
4,305		Lam Research Corporation		2,654,894
27,123		Marvell Technology, Inc.		1,586,424
17,429		Microchip Technology, Inc.		1,311,707
34,668		Micron Technology, Inc.		2,364,358
181,487		Microsoft Corporation		59,598,515
78,467		NVIDIA Corporation		29,687,204
8,249		NXP Semiconductors NV		1,477,396
9,647		Palo Alto Networks, Inc. (a)		2,058,573
35,438		QUALCOMM, Inc.		4,019,024
4,874		Synopsys, Inc. (a)		2,217,475
28,781		Texas Instruments, Inc.		5,004,440
6,492		Workday, Inc. - Class A (a)		1,376,239
7,819		Zoom Video Communications, Inc. - Class A (a)		524,889
4,609		Zscaler, Inc. (a)		624,427
				228,992,909
		Utilities - 1.1%
16,359		American Electric Power Company, Inc.		1,359,761
10,420		Constellation Energy Corporation		875,488
31,614		Exelon Corporation		1,253,495
17,474		Xcel Energy, Inc.		1,140,877
				4,629,621
		TOTAL COMMON STOCKS (Cost $439,058,601)		450,791,668

Contracts			Notional Amount
		PURCHASED OPTIONS (c) - 0.2%
316		Nasdaq 100 Index Put, Expiration: 06/16/2023, Exercise Price: $13,075.00	$450,429,244	703,100
		TOTAL PURCHASED OPTIONS (Cost $2,380,327)		703,100
Shares
		SHORT-TERM INVESTMENTS - 0.8%
		Money Market Funds - 0.8%
3,344,914		Invesco Government & Agency Portfolio - Institutional Class, 5.04% (d)		3,344,914
		TOTAL SHORT-TERM INVESTMENTS (Cost $3,344,914)		3,344,914

		Total Investments (Cost $444,783,842) - 103.6%		454,839,682
		Liabilities in Excess of Other Assets - (3.6)%		(15,707,992)
		NET ASSETS - 100.0%		$439,131,690

		Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	NY	New York Registry Shares.
	(a)	Non-income producing security.
	(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Exchange traded.
	(d)	Rate shown is the annualized seven-day yield as of May 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Nationwide Nasdaq-100® Risk-Managed Income ETF
Schedule of Written Options
May 31, 2023 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		WRITTEN OPTIONS (a) - (3.6)%
(316)		Nasdaq 100 Index Call, Expiration: 06/16/2023, Exercise Price: $13,900.00	$(450,429,244)	$(15,801,580)
		TOTAL WRITTEN OPTIONS (Premiums Received $7,783,971)		$(15,801,580)

		Percentages are stated as a percent of net assets.
	(a)	Exchange traded.

Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

Nationwide Nasdaq-100® Risk-Managed Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$450,791,668	$-	$-	$450,791,668
Purchased Options	-	703,100	-	703,100
Short-Term Investments	3,344,914	-	-	3,344,914
Total Investments in Securities	$454,136,582	$703,100	$-	$454,839,682

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$15,801,580	$-	$15,801,580
Total Written Options	$-	$15,801,580	$-	$15,801,580

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended May 31, 2023, the Fund did not recognize any transfers to or from Level 3.